Schedule of liquidity risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 4,449,950	$ 6,560,559
Lease liabilities	2,147,956	2,166,806
Financial liabilities	10,917,088	17,258,969
Deferred underwriting fee payable		2,753,125
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	4,449,950	6,540,559
Borrowings	3,039,021	5,953,741
Lease liabilities	278,197	192,282
Financial liabilities	7,767,168	15,439,707
Deferred underwriting fee payable		2,753,125
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings	1,407,585	112,880
Lease liabilities	452,919	256,215
Financial liabilities	1,860,504	369,095
Deferred underwriting fee payable
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings
Lease liabilities	2,040,342	1,718,309
Financial liabilities	$ 2,040,342	1,718,209
Deferred underwriting fee payable